Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax [Abstract]
PRC Statutory income tax rate (as a percent)		(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate (as a percent)		14.00%	13.10%	10.50%
Effect of tax-exempt entities (as a percent)		(1.60%)	1.10%	2.20%
Effect of change in tax rate (as a percent)		0.50%
Permanent differences (as a percent)	[1]	(3.80%)	(3.50%)	(4.00%)
Change in valuation allowance (as a percent)		(1.70%)	(0.40%)	(3.00%)
Effect of Super Deduction available to the Group (as a percent)		2.30%	2.00%	3.40%
Effective income tax rate (as a percent)		(15.30%)	(12.70%)	(15.90%)

[1]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.